Cash-based awards (Details 5) SFr in Millions	6 Months Ended
Jun. 30, 2022 CHF (SFr)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 2,316
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	130
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 2,227
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 6M22, the Bank awarded CHF 71 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. As of February 2022, CCA granted to MRTs, risk manager MRTs and senior managers vest on the fourth, fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 71
Estimated unrecognized compensation expense	SFr 124
Bank | Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank | Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Risk takers | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	4 years
Bank | Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Bank | Contingent Capital Awards (CCA) | Risk manager MRTs | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	5 years